Fair value measurement - Offsetting assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	$ 2,305	$ 891
Financial assets, financial instruments not offset in the consolidated statement of financial position	(94)	(87)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(31)	(151)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(2,135)	(587)
Net amount of financial assets	45	66
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(387)	(431)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	94	87
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	216	300
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	69	40
Net amount of financial liabilities	(8)	(4)
Discontinued US operations
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position		2,220
Financial assets, financial instruments not offset in the consolidated statement of financial position		(35)
Financial assets, cash collateral not offset in the consolidated statement of financial position		(1,098)
Financial assets, securities collateral not offset in the consolidated statement of financial position		(891)
Net amount of financial assets		196
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position		(1,156)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position		35
Financial liabilities, cash collateral not offset in the consolidated statement of financial position		13
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		1,100
Net amount of financial liabilities		(8)
Continuing and discontinued operations
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position		3,111
Financial assets, financial instruments not offset in the consolidated statement of financial position		(122)
Financial assets, cash collateral not offset in the consolidated statement of financial position		(1,249)
Financial assets, securities collateral not offset in the consolidated statement of financial position		(1,478)
Net amount of financial assets		262
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position		(1,587)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position		122
Financial liabilities, cash collateral not offset in the consolidated statement of financial position		313
Financial liabilities, securities collateral not offset in the consolidated statement of financial position		1,140
Net amount of financial liabilities		(12)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(165)	(160)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	94	87
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	63	69
Net amount of financial liabilities	(8)	(4)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(222)	(271)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	153	231
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	69	40
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	170	304
Financial assets, financial instruments not offset in the consolidated statement of financial position	(94)	(87)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(31)	(151)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(1)
Net amount of financial assets	44	66
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	2,135	587
Financial assets, securities collateral not offset in the consolidated statement of financial position	(2,134)	$ (587)
Net amount of financial assets	$ 1